Commercial Papers	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Commercial Papers
39.	COMMERCIAL PAPERS

On July 6, 2017, CUCL issued tranche four of 2017 super short term commercial papers in an amount of RMB1 billion, with a maturity period of 270 days from the date of issue and which carries interest at 4.38% per annum, and was fully repaid in April 2018.

On August 7, 2017, CUCL issued tranche six of 2017 super short term commercial papers in an amount of RMB4 billion, with a maturity period of 270 days from the date of issue and which carries interest at 4.26% per annum, and was fully repaid in May 2018.

On August 10, 2017, CUCL issued tranche seven of 2017 super short term commercial papers in an amount of RMB4 billion, with a maturity period of 270 days from the date of issue and which carries interest at 4.23% per annum, and was fully repaid in May 2018.